BUSINESS COMBINATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table provides the allocation of the total purchase price of $9,958,323 to the identifiable tangible and intangible assets and liabilities of Cablevision based on their respective fair values. The remaining useful lives represent the period over which acquired tangible and intangible assets with a finite life are being depreciated or amortized.

	Fair Values	Estimated Useful Lives

Current assets	$1,923,071
Accounts receivable	271,305
Property, plant and equipment	4,864,621	2-18 years
Goodwill	5,842,172
Indefinite-lived cable television franchises	8,113,575	Indefinite-lived
Customer relationships	4,850,000	8 to 18 years
Trade names (a)	1,010,000	12 years
Amortizable intangible assets	23,296	1-15 years
Other non-current assets	748,998
Current liabilities	(2,311,201)
Long-term debt	(8,355,386)
Deferred income taxes.	(6,832,773)
Other non-current liabilities	(189,355)
Total	$9,958,323

(a)	See Note 8 for additional information regarding a change in the remaining estimated useful lives of the Company's trade names.

	Cablevision		Cequel
	Preliminary Fair Values	Estimated Useful Lives	Fair Values	Estimated Useful Lives
Current assets	$1,923,071		$161,874
Accounts receivable	271,305		180,422
Property, plant and equipment	4,864,621	2 - 18 years	2,107,220	3 - 13 years
Goodwill	5,838,959		2,153,741
Cable television franchise rights	8,113,575	Indefinite-lived	4,906,506	Indefinite-lived
Customer relationships	4,850,000	8 to 18 years	1,075,884	8 years
Trade names	1,010,000	12 years	56,782	2 years
Amortizable intangible assets	23,296	1 - 15 years	3,356	11 years
Other non-current assets	748,998		73,811
Current liabilities	(2,305,954)		(534,662)
Long-term debt	(8,355,386)		(4,717,305)
Deferred income taxes	(6,834,807)		(1,492,017)
Other non-current liabilities	(189,355)		(2,084)

Total	$9,958,323		$3,973,528

Business Acquisition, Pro Forma Information

Nine Months Ended September 30, 2016
Revenue	$6,848,916
Net loss	$(527,851)

        The following table presents the unaudited pro forma revenue, loss from continuing operations and net loss for the year ended December 31, 2016 as if the Cablevision Acquisition had occurred on January 1, 2016:

Revenue	$9,154,816

Net loss	$(721,257)